Share capital (Share Issuances) (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Sep. 04, 2020 USD ($) shares	Sep. 04, 2020 USD ($) $ / shares shares	May 13, 2020 USD ($) $ / shares shares	Oct. 21, 2021 USD ($) shares	Oct. 21, 2021 USD ($) $ / shares shares	May 17, 2021 USD ($) shares	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares shares	Apr. 16, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 21, 2021 CAD ($) shares	Jan. 29, 2021 CAD ($) shares	Oct. 08, 2020 shares	Sep. 04, 2020 CAD ($) shares	Jul. 09, 2020 USD ($) shares	May 13, 2020 CAD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Common shares issued, value						$ 500				$ 423,098	$ 350,707
Issuance of common shares | shares						27,323,389				165,145,187	117,975,579
Transaction costs						$ 12
Number of shares reserved for issuance as a percent of total common shares issued and oustanding										10.00%
Maximum term of stock options										Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant | $ / shares										$ 0.60	$ 1.26
Shares outstanding, amount										$ 103,835	$ 181,162							$ 139,013
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares										122,466	276,762
Shares outstanding, amount										$ 100	$ 900
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares										878,744	519,803
Deferred Share Units [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units											50.00%
Deferred Share Units [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units											100.00%
Sandstorm Gold Ltd [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value				$ 25	$ 25
Issuance of common shares | shares				3,346,542	3,346,542							3,346,542
Transaction costs				$ 100
Warrants issued | shares				200,793	200,793							200,793
Exercise price | $ / shares					$ 0.94
Period of warrants				2 years
Proceeds from warrants issued				$ 2
Common share purchase warrants issued on private placement | shares				200,793
Canadian Dollar [Member] | Sandstorm Gold Ltd [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value												$ 1
Common shares price | $ / shares					$ 0.94
February 2020 ATM Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value									$ 15,000
Common shares price | (per share)		$ 3.86	$ 2.80					$ 3.31
Issuance of common shares | shares									9,014,953
Transaction costs	$ 1,700		$ 1,300				$ 17		$ 700
Exercise price | $ / shares			$ 3.50
Proceeds from warrants issued			$ 200
Bought Deal Public Offering [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value	$ 29,800	$ 29,800	$ 20,400				$ 267	$ 267
Issuance of common shares | shares	10,204,510	10,204,510	10,269,500				10,253,128	10,253,128					10,253,128		10,204,510		10,269,500
Warrants issued | shares			1,000,000														1,000,000
Bought Deal Public Offering [Member] | Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value													$ 3,394		$ 39,390		$ 28,750
Outstanding Option Acquisition Agreement [Member] | San Felipe Property With Hochschild [Member]
Disclosure of classes of share capital [line items]
Common shares issued, value																$ 3,750
Issuance of common shares | shares														1,687,401
Number of shares issuable | shares																1,687,401